Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Abstract]
Total Revenues	$ 890	$ 871	$ 754	$ 842	$ 1,013	$ 819	$ 760	$ 861	$ 1,007	$ 1,941	$ 1,855	$ 3,480	$ 3,447	$ 3,332
Total expenses	(719)	(1,646)	(684)	(663)	(696)	(738)	(670)	(705)	(768)	(1,483)	(1,359)	(3,689)	(2,881)	(2,579)
Net income (loss)	107	(801)	26	110	232	29	60	89	42	330	342	(433)	220	470
Net income (loss) attributable to Willis Group Holdings	$ 105	$ (805)	$ 26	$ 108	$ 225	$ 25	$ 60	$ 85	$ 34	$ 324	$ 333	$ (446)	$ 204	$ 455
Earnings per share - continuing operations
Basic	$ 0.60	$ (4.65)	$ 0.15	$ 0.62	$ 1.29	$ 0.14	$ 0.35	$ 0.49	$ 0.20	$ 1.86	$ 1.91	$ (2.58)	$ 1.17	$ 2.68
Diluted	$ 0.59	$ (4.65)	$ 0.15	$ 0.61	$ 1.28	$ 0.14	$ 0.34	$ 0.48	$ 0.20	$ 1.83	$ 1.89	$ (2.58)	$ 1.15	$ 2.66
Earnings per share - discontinued operations
Basic	$ 0.00	$ 0	$ 0	$ 0.00	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.00	$ 0.00	$ 0.00	$ 0.01	$ 0.00
Diluted	$ 0.00	$ 0	$ 0	$ 0.00	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.00	$ 0.00	$ 0.00	$ 0.01	$ 0.00